Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Assumptions Used in Black-Scholes Option Pricing Model To Determine Fair Value Of Share Options Granted

The assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the year ended December 31, 2017 were as follows:

December 31,
2017
Expected option life (years)	6 years
Risk-free interest rate	2.16% to 2.25%
Expected volatility	57.17% to 57.43%
Expected dividend yield	0.00%

Schedule of Share Options

Share option activity under the 2017 Equity Incentive Plan is as follows:

	Number of Options	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2016	—	$—	—	$—
Granted	191,275	21.00	—	0.64
Exercised	—	—	—	0.00
Forfeited	—	—	—	—
Outstanding at December 31, 2017	191,275	$21.00	9.87 years	$21.00
Exercisable as of December 31, 2017	—	$—	—	$—
Vested and expected to vest as of December 31, 2017	191,275	$21.00	9.87 years	$—

Summary of Changes in the Company's Restricted Ordinary Shares

A summary of the changes in the Company’s restricted ordinary shares during the year ended December 31, 2015, 2016 and 2017 are as follows. The table below reflects the conversion of shares in the current and previous years (see Note 7):

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2015	481,587	$1.01
Granted	144,549	0.64
Vested	(116,603)	1.24
Forfeited	—	—
Outstanding at December 31, 2015	509,533	0.85
Granted	515,778	2.86
Vested	(127,416)	1.69
Forfeited	(3,125)	2.89
Outstanding at December 31, 2016	894,770	1.90
Granted	665,910	7.76
Vested	(351,656)	1.34
Forfeited	(17,680)	0.64
Unvested and outstanding at December 31, 2017	1,191,344	$4.92

Summary of Recorded Share-based Compensation Expense

Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	December 31,
	2017	2016	2015
Research and development	$479	$152	$81
General and administrative	894	56	31
Total share-based compensation	$1,373	$208	$112